Stock Options (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Stock Options 1	Dec. 31, 2012 Stock Options 1	Jul. 12, 2010 Stock Options 1	Dec. 31, 2013 Stock Options 2	Feb. 20, 2013 Stock Options 2	Dec. 31, 2013 Stock Options 3	Feb. 20, 2013 Stock Options 3	Dec. 31, 2013 Stock Options 4	Feb. 20, 2013 Stock Options 4	Dec. 31, 2013 Stock Options 5	Feb. 20, 2013 Stock Options 5	Dec. 31, 2013 Stock Options 6	Feb. 20, 2013 Stock Options 6	Dec. 31, 2013 Stock Options 7	Feb. 20, 2013 Stock Options 7	Dec. 31, 2013 Stock Options 8	Feb. 20, 2013 Stock Options 8
Options issued to a director							100,000		60,000		60,000		30,000		82,400		30,000		117,600		30,000
Black-Scholes option pricing model assumptions						$0.85 stock price, 10 years to maturity, 400% volatility, 2.02% risk free rate.		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.		$0.85 stock price, $1.25 exercise price, 5 years to maturity, 649% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 626% volatility, .35% risk free rate.		$0.85 stock price, $0.85 exercise price, 5 years to maturity, 885% volatility, .88% risk free rate.
Amortization of ESOP Award			$ 667,449	$ 16,772	$ 4,952	$ 16,772		$ 50,928		$ 50,941		$ 50,928		$ 50,928		$ 69,918		$ 99,786		$ 25,471
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,047,000
Authorized Increase Of Number Of Authorized Options	1,000,000
Authorized Increase Percentage Of Authorized Options	10.00%
Expense related to options	$ 0	$ 575,694